Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Materials	$ 26,343	$ 18,912
Salaries and benefits	39,497	30,044
Depreciation and depletion	47,002	39,212
Contracted services	21,373	18,463
Maintenance costs	18,162	14,672
Utilities	10,721	8,728
Sales expense	7,243	5,354
Other costs	716	554
Cost of sales	$ 171,057	$ 135,939